LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Crediting:
Interest income on bank deposits | ¥		¥ 39	¥ 75	¥ 164
Auditors' remuneration:
- Audit fee | ¥		2,000	1,480	800
Employee benefit expenses (Note 14) | ¥		697	715	591
Foreign exchange difference, net | ¥				354
Depreciation and amortization:
- Property, plant and equipment | ¥		8	2	4
Operating lease rental:
- Office properties | ¥		¥ 747	¥ 948	¥ 805
USD [Member]
Crediting:
Interest income on bank deposits | $	$ 6
Auditors' remuneration:
- Audit fee | $	307
Employee benefit expenses (Note 14) | $	107
Foreign exchange difference, net | $
Depreciation and amortization:
- Property, plant and equipment | $	1
Operating lease rental:
- Office properties | $	$ 115